Employee Share Scheme Reserve - Summary of Exercise Price of the Options (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance Beginning Number of options		2,958
Issued during the year Number of options | shares	3,936
Balance Ending Number of options		5,639	2,958
Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance Beginning Average exercise price per share Option | $ / shares		$ 3,478	$ 2,203
Issued during the year Average exercise price per share Option | $ / shares		2,567	3,559
Forfeited during the year Average exercise price per share Option | $ / shares		3,032	2,961
Balance Ending Average exercise price per share Option | $ / shares		2,430	3,478
Vested and exercisable Average exercise price per share Option | $ / shares		$ 2,254	$ 1,894
Balance Beginning Number of options		2,958	1,926
Issued during the year Number of options		3,874	2,267
Exercised during the year Number of options			(552)
Forfeited during the year Number of options		(1,193)	(683)
Balance Ending Number of options		5,639	2,958
Vested and exercisable Number of options		3,416	585